CONSOLIDATED STATEMENT OF CASH FLOWS - AUD ($)	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Cash Flows From Operating Activities
Payments to suppliers and employees	$ (180,432)		$ (191,255)		$ (983,190)
Interest received	152		1,524		7,718
Income tax paid	(35)		(128)		(3,252)
Net cash (used in) operating activities before non-recurring RTO Fee	(180,315)		(189,859)		(978,724)
RTO exclusivity fees	165,000		0		0
Net cash (used in) operating activities	(15,315)		(189,859)		(978,724)
Cash Flows From Investing Activities
Retention released	0		0		1,056,870
Payable associated with retention released	0		0		(1,056,870)
Net cash provided from investing activities	0		0		0
Cash Flows From Financing Activities
Net cash (used) by financing activities	0		0		0
Net (decrease) in cash and cash equivalents	(15,315)		(189,859)		(978,724)
Cash and cash equivalents at beginning of the financial year	195,601	[1]	387,840		1,400,538
Effects of exchange rate fluctuations of cash held in foreign currencies	(6,943)		(2,380)		(33,974)
Cash and cash equivalents at end of financial year	$ 173,343	[1]	$ 195,601	[1]	$ 387,840

[1]	Under the category of the financial instrument standard the cash and cash equivalent is classified as loans and receivable under IAS 39 in 2018 and is classified as a financial asset at amortised cost in 2019 under IFRS 9.